UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21695

AXA ENTERPRISE FUNDS TRUST

(Exact name of registrant as specified in charter)

3343 Peachtree Road

Atlanta, Georgia 30326

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart LLP

1800 Massachusetts Ave., N.W., 2nd Floor

Washington, D.C. 20036-1800

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (800) 432-4320

Date of fiscal year end: October 31

Date of reporting period: May 1, 2005 – July 31, 2005

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of July 31, 2005. The schedules have not been audited.

AXA Enterprise Funds Trust

Quarterly Report

July 31, 2005

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE DEEP VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.8%)
Automobiles (0.6%)
Winnebago Industries, Inc.	9,100	$351,169

Distributors (0.8%)
Genuine Parts Co.	9,000	412,110

Hotels, Restaurants & Leisure (3.6%)
Carnival Corp.	10,300	539,720
GTECH Holdings Corp.	18,200	545,272
Royal Caribbean Cruises Ltd.	12,200	554,490
Wendy’s International, Inc.	6,400	330,880

		1,970,362

Household Durables (2.5%)
Stanley Works	27,800	1,360,254

Leisure Equipment & Products (2.2%)
Brunswick Corp.	7,000	325,920
Mattel, Inc.	47,200	880,280

		1,206,200

Media (0.7%)
Gannett Co., Inc.	5,500	401,280

Multiline Retail (3.2%)
Dollar General Corp.	44,200	898,144
Family Dollar Stores, Inc.	15,900	410,220
May Department Stores Co.	10,800	443,340

		1,751,704

Specialty Retail (2.2%)
Advance Auto Parts, Inc.*	8,200	565,472
Weight Watchers International, Inc.*	11,400	647,748

		1,213,220

Total Consumer Discretionary		8,666,299

Consumer Staples (10.6%)
Food Products (2.0%)
ConAgra Foods, Inc.	16,700	379,257
Dean Foods Co.*	20,000	714,000

		1,093,257

Tobacco (8.6%)
Altria Group, Inc.	17,200	1,151,712
Imperial Tobacco Group plc (ADR)	16,700	869,068
Loews Corp. - Carolina Group	15,500	603,415
Reynolds American, Inc.	8,200	683,142
UST, Inc.	30,200	1,389,804

		4,697,141

Total Consumer Staples		5,790,398

Energy (10.8%)
Oil & Gas (10.8%)
BP plc (ADR)	16,200	1,067,256
Chevron Corp.	12,000	696,120
ConocoPhillips	22,800	1,427,052
Marathon Oil Corp.	21,700	1,266,412
Occidental Petroleum Corp.	17,900	1,472,812

Total Energy		5,929,652

Financials (22.7%)
Commercial Banks (4.4%)
Bank of America Corp.	19,000	828,400
South Financial Group, Inc.	18,900	547,344
TCF Financial Corp.	16,500	453,255
Wells Fargo & Co.	10,000	613,400

		2,442,399

Consumer Finance (3.3%)
MBNA Corp.	38,500	968,660
SLM Corp.	16,200	834,138

		1,802,798

Diversified Financial Services (1.5%)
Citigroup, Inc.	18,500	$804,750

Insurance (6.4%)
Allstate Corp.	17,300	1,059,798
Axis Capital Holdings Ltd.	6,900	198,720
Hartford Financial Services Group, Inc.	9,000	725,130
Willis Group Holdings Ltd.	14,600	484,136
XL Capital Ltd., Class A	14,600	1,048,572

		3,516,356

Real Estate (2.1%)
American Financial Realty Trust (REIT)	41,400	596,160
Equity Office Properties Trust (REIT)	15,100	535,295

		1,131,455

Thrifts & Mortgage Finance (5.0%)
MGIC Investment Corp.	8,900	610,362
Peoples Bank/Connecticut	21,650	678,078
Radian Group, Inc.	11,700	603,486
Washington Mutual, Inc.	19,800	841,104

		2,733,030

Total Financials		12,430,788

Health Care (14.1%)
Health Care Equipment & Supplies (2.2%)
Baxter International, Inc.	19,800	777,546
Hillenbrand Industries, Inc.	7,900	406,139

		1,183,685

Health Care Providers & Services (6.8%)
CIGNA Corp.	3,800	405,650
HEALTHSOUTH Corp.*	34,700	185,645
Service Corp. International	25,800	223,686
Triad Hospitals, Inc.*	11,900	591,073
Universal Health Services, Inc., Class B	8,300	431,932
WellChoice, Inc.*	11,200	739,200
WellPoint, Inc.*	16,600	1,174,284

		3,751,470

Pharmaceuticals (5.1%)
Bristol-Myers Squibb Co.	24,100	602,018
Pfizer, Inc.	35,200	932,800
Schering-Plough Corp.	32,400	674,568
Valeant Pharmaceuticals International	11,600	228,868
Wyeth	7,500	343,125

		2,781,379

Total Health Care		7,716,534

Industrials (9.1%)
Aerospace & Defense (1.9%)
Goodrich Corp.	14,800	654,752
Honeywell International, Inc.	9,300	365,304

		1,020,056

Air Freight & Logistics (1.1%)
Ryder System, Inc.	15,800	616,042

Electrical Equipment (3.6%)
American Power Conversion Corp.	44,000	1,236,840
Emerson Electric Co.	11,000	723,800

		1,960,640

Industrial Conglomerates (0.5%)
Tyco International Ltd.	9,000	274,230

Machinery (0.7%)
ITT Industries, Inc.	3,800	404,320

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE DEEP VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (1.3%)
Burlington Northern Santa Fe Corp.	12,600	$683,550

Total Industrials		4,958,838

Information Technology (2.3%)
Communications Equipment (1.5%)
Nokia OYJ (ADR)	49,400	787,930

Electronic Equipment & Instruments (0.8%)
Tech Data Corp.*	11,500	445,970

Total Information Technology		1,233,900

Materials (0.7%)
Chemicals (0.7%)
Lyondell Chemical Co.	13,700	382,778

Total Materials		382,778

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.8%)
Verizon Communications, Inc.	13,300	455,259

Total Telecommunication Services		455,259

Utilities (8.5%)
Electric Utilities (7.2%)
American Electric Power Co., Inc.	14,100	545,670
CenterPoint Energy, Inc.	22,400	307,776
Entergy Corp.	20,100	1,566,594
FirstEnergy Corp.	9,600	$477,888
Pinnacle West Capital Corp.	13,800	632,040
Xcel Energy, Inc.	21,400	415,374

		3,945,342

Multi-Utilities & Unregulated Power (1.3%)
Duke Energy Corp.	23,000	679,420

Total Utilities		4,624,762

Total Common Stocks (95.4%) (Cost $47,317,933)		52,189,208

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (4.4%)
JPMorgan Chase Nassau
2.77%, 8/1/05 (Amortized Cost $2,388,998)	$2,388,998	2,388,998

Total Investments (99.8%) (Cost/Amortized Cost $49,706,931)		54,578,206
Other Assets Less Liabilities (0.2%)		116,548

Net Assets (100%)		54,694,754

*	Non-income producing.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$48,928,059
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$41,918,385

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,797,025
Aggregate gross unrealized depreciation	(1,012,368)

Net unrealized appreciation	$4,784,657

Federal income tax cost of investments	$49,793,549

For the nine months ended July 31, 2005, the Fund incurred approximately $459 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $556,374 which expires in the year 2011.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.7%)
Automobiles (0.9%)
DaimlerChrysler AG	34,900	$1,689,858

Hotels, Restaurants & Leisure (3.1%)
Harrah’s Entertainment, Inc.	47,600	3,748,024
Starwood Hotels & Resorts Worldwide, Inc.	34,300	2,171,876

		5,919,900

Household Durables (1.5%)
Stanley Works	58,200	2,847,726

Media (0.9%)
Vivendi Universal S.A. (ADR)	51,900	1,649,382

Textiles, Apparel & Luxury Goods (1.3%)
V.F. Corp.	44,000	2,597,760

Total Consumer Discretionary		14,704,626

Consumer Staples (6.5%)
Food & Staples Retailing (0.8%)
Albertson’s, Inc.	70,800	1,508,748

Food Products (4.9%)
Cadbury Schweppes plc (ADR)	63,700	2,461,368
Campbell Soup Co.	35,500	1,095,175
Fresh Del Monte Produce, Inc.	75,200	1,978,512
Kellogg Co.	61,800	2,800,158
Kraft Foods, Inc., Class A	30,400	928,720

		9,263,933

Household Products (0.8%)
Procter & Gamble Co.	27,500	1,529,825

Total Consumer Staples		12,302,506

Energy (13.3%)
Oil & Gas (13.3%)
BP plc (ADR)	30,500	2,009,340
Chevron Corp.	55,900	3,242,759
ConocoPhillips	58,200	3,642,738
El Paso Corp.	108,400	1,300,800
Exxon Mobil Corp.	61,900	3,636,625
Kerr-McGee Corp.	22,628	1,814,992
Kinder Morgan, Inc.	22,700	2,017,122
Marathon Oil Corp.	38,400	2,241,024
Occidental Petroleum Corp.	45,200	3,719,056
Sunoco, Inc.	3,400	427,482
Unocal Corp.	19,800	1,284,030

Total Energy		25,335,968

Financials (21.1%)
Capital Markets (2.8%)
Credit Suisse Group (ADR)	53,000	2,220,700
Morgan Stanley	57,100	3,029,155

		5,249,855

Commercial Banks (1.9%)
ABN AMRO Holding N.V. (ADR)	37,549	937,590
Bank of America Corp.	61,500	2,681,400

		3,618,990

Diversified Financial Services (2.7%)
Citigroup, Inc.	52,100	2,266,350
ING Groep N.V. (ADR)	92,500	2,797,200

		5,063,550

Insurance (7.9%)
Allstate Corp.	58,400	3,577,584
Chubb Corp.	41,000	3,641,620
Commerce Group, Inc.	18,700	1,165,945
Mercury General Corp.	5,050	291,435
Nationwide Financial Services, Inc.	73,300	$2,901,214
UnumProvident Corp.	180,200	3,450,830

		15,028,628

Real Estate (4.7%)
CBL & Associates Properties, Inc. (REIT)	23,000	1,055,240
First Industrial Realty Trust, Inc. (REIT)	37,700	1,556,256
General Growth Properties, Inc. (REIT)	78,700	3,618,626
Trizec Properties, Inc. (REIT)	127,500	2,801,175

		9,031,297

Thrifts & Mortgage Finance (1.1%)
Washington Mutual, Inc.	51,300	2,179,224

Total Financials		40,171,544

Health Care (7.3%)
Pharmaceuticals (7.3%)
Bristol-Myers Squibb Co.	101,700	2,540,466
GlaxoSmithKline plc (ADR)	41,800	1,982,992
Johnson & Johnson	53,700	3,434,652
Merck & Co., Inc.	76,200	2,366,772
Pfizer, Inc.	66,200	1,754,300
Wyeth	38,300	1,752,225

Total Health Care		13,831,407

Industrials (17.2%)
Aerospace & Defense (5.2%)
Goodrich Corp.	81,800	3,618,832
Northrop Grumman Corp.	54,800	3,038,660
Raytheon Co.	80,000	3,146,400

		9,803,892

Commercial Services & Supplies (1.9%)
R.R. Donnelley & Sons Co. (New York Exchange)	100,200	3,612,210

Industrial Conglomerates (3.1%)
General Electric Co.	81,600	2,815,200
Textron, Inc.	42,300	3,137,391

		5,952,591

Machinery (3.2%)
Caterpillar, Inc.	55,100	2,970,441
Timken Co.	40,800	1,079,976
Volvo AB (ADR)	49,800	2,073,174

		6,123,591

Road & Rail (1.6%)
Laidlaw International, Inc.	22,100	567,970
TNT N.V. ADR.	36,100	919,467
Union Pacific Corp.	21,500	1,511,665

		2,999,102

Trading Companies & Distributors (2.2%)
GATX Corp.	69,800	2,638,440
Wolseley plc (ADR)	37,400	1,580,150

		4,218,590

Total Industrials		32,709,976

Information Technology (1.8%)
Communications Equipment (1.0%)
Nokia OYJ (ADR)	112,200	1,789,590

Semiconductors & Semiconductor Equipment (0.8%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	182,800	1,570,252

Total Information Technology		3,359,842

Materials (3.1%)
Chemicals (2.7%)
Dow Chemical Co.	43,300	2,076,235

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Olin Corp.	79,700	$1,462,495
Rohm & Haas Co.	34,700	1,598,282

		5,137,012

Metals & Mining (0.4%)
Worthington Industries, Inc.	43,300	765,544

Total Materials		5,902,556

Telecommunication Services (7.0%)
Diversified Telecommunication Services (7.0%)
ALLTEL Corp.	49,800	3,311,700
Cable & Wireless plc (ADR)	124,400	1,042,472
SBC Communications, Inc.	64,700	1,581,915
Sprint Corp.	108,000	2,905,200
Telecom Corp. of New Zealand Ltd. (ADR)	35,000	1,202,250
Telefonos de Mexico S.A. de C.V., Class L (ADR).	101,400	1,953,978
Verizon Communications, Inc.	37,100	1,269,933

Total Telecommunication Services		13,267,448

Utilities (9.5%)
Electric Utilities (4.7%)
Edison International, Inc.	54,900	2,244,312
PNM Resources Inc.	35,200	1,034,528
TECO Energy, Inc.	194,300	3,683,928
TXU Corp.	22,551	1,953,818

		8,916,586

Gas Utilities (1.5%)
Oneok, Inc.	81,300	2,841,435

Multi-Utilities & Unregulated Power (3.3%)
Duke Energy Corp.	122,900	$3,630,466
MDU Resources Group, Inc.	86,300	2,649,410

		6,279,876

Total Utilities		18,037,897

Total Common Stocks (94.5%) (Cost $155,740,680)		179,623,770

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (6.2%)
JPMorgan Chase Nassau
2.77%, 8/1/05 (Amortized Cost $11,886,055)	11,886,055	11,886,055

Total Investments (100.7%) (Cost/Amortized Cost $167,626,735)		191,509,825
Other Assets Less Liabilities (-0.7%)		(1,384,975)

Net Assets (100%)		$190,124,850

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$147,981,010
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$124,878,776

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,384,337
Aggregate gross unrealized depreciation	(2,777,560)

Net unrealized appreciation	$23,606,777

Federal income tax cost of investments	$167,903,048

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Belgium (2.0%)
KBC Groep N.V.	10,150	$810,613

Bermuda (3.7%)
ACE Ltd.	10,800	499,068
Catlin Group Ltd.	85,000	668,940
XL Capital Ltd., Class A	4,200	301,644

		1,469,652

Canada (5.7%)
Bank of Nova Scotia	6,927	235,901
Manulife Financial Corp.	23,156	1,160,680
National Bank of Canada	9,600	448,697
Sun Life Financial, Inc.	12,000	431,274

		2,276,552

Denmark (1.4%)
Danske Bank A/S	17,700	553,355

France (9.9%)
Assurances Generales de France	12,570	1,060,373
BNP Paribas S.A.	16,800	1,217,225
Credit Agricole S.A.	33,236	912,768
Societe Generale	6,600	723,506

		3,913,872

Germany (1.9%)
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	6,500	757,152

Ireland (2.9%)
Depfa Bank plc	71,900	1,163,280

Japan (6.3%)
Aiful Corp.	3,300	238,753
Leopalace21 Corp.	70,300	1,149,560
Promise Co., Ltd.	450	27,459
Sumitomo Mitsui Financial Group, Inc.	163	1,077,505

		2,493,277

Netherlands (5.5%)
ABN AMRO Holding N.V.	33,920	849,563
ING Groep N.V. (CVA)	44,070	1,337,170

		2,186,733

Norway (1.6%)
DnB NOR ASA	60,300	632,953

Singapore (1.1%)
DBS Group Holdings Ltd.	46,000	446,077

Spain (2.0%)
Banco Santander Central Hispano S.A.	62,699	778,328

Switzerland (4.1%)
Credit Suisse Group	38,900	1,634,517

United Kingdom (13.0%)
Aviva plc	71,800	826,728
Barclays plc	98,400	964,964
Friends Provident plc	120,990	388,220
HBOS plc	47,500	722,968
Old Mutual plc	351,700	808,060
Royal & Sun Alliance Insurance Group plc	200,000	319,549
Royal Bank of Scotland Group plc	38,700	1,154,211

		5,184,700

United States (37.7%)
Bank of America Corp.	38,486	1,677,990
Chubb Corp.	12,600	$1,119,132
Citigroup, Inc.	32,800	1,426,800
Fannie Mae	24,200	1,351,812
Freddie Mac	16,400	1,037,792
Goldman Sachs Group, Inc.	5,000	537,400
Hartford Financial Services Group, Inc.	12,900	1,039,353
JPMorgan Chase & Co.	41,400	1,454,796
Lehman Brothers Holdings, Inc.	8,600	904,118
Merrill Lynch & Co., Inc.	10,800	634,824
MetLife, Inc.	28,400	1,395,576
Radian Group, Inc.	15,000	773,700
St. Paul Travelers Cos., Inc.	22,402	986,136
Wachovia Corp.	13,000	654,940

		14,994,369

Total Common Stocks (98.8%) (Cost $31,518,295)		39,295,430

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.5%)
JPMorgan Chase Nassau
2.77%, 8/1/05 (Amortized Cost $188,103)	$188,103	188,103

Total Investments (99.3%) (Cost/Amortized Cost $31,706,398)		39,483,533
Other Assets Less Liabilities (0.7%)		276,119

Net Assets (100%)		$39,759,652

Market Sector Diversification

As a Percentage of Total Net Assets

Capital Markets		9.3%
Commercial Banks
Diversified Banks	37.8

Total Commercial Banks		37.8
Consumer Finance		0.7
Diversified Financial Services		10.6
Insurance
Life & Health Insurance	10.5
Multi-Line Insurance	8.2
Property & Casualty Insurance	9.0
Reinsurance	1.9

Total Insurance		29.6
Real Estate		2.9
Thrift & Mortgage Finance		7.9
Cash and Other		1.2

		100.0%

Glossary:

CVA — Dutch Certification

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$7,751,066
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$7,076,136

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,316,053
Aggregate gross unrealized depreciation	(856,981)

Net unrealized appreciation	$7,459,072

Federal income tax cost of investments	$32,024,461

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Bermuda (2.7%)
Ingersoll-Rand Co., Class A	2,960	$231,383
XL Capital Ltd., Class A	3,530	253,525

		484,908

Finland (2.2%)
Sampo OYJ, A shares	25,460	390,273

France (7.0%)
BNP Paribas S.A.	6,070	439,795
Schneider Electric S.A.	4,600	362,342
Societe Television Francaise 1	4,830	135,053
Vivendi Universal S.A.	9,720	309,918

		1,247,108

Germany (1.8%)
Deutsche Telekom AG (Registered)	16,120	320,136

Hong Kong (1.2%)
China Mobile (Hong Kong) Ltd.	54,000	216,711

Ireland (1.5%)
Kerry Group plc, Class A	10,530	263,991

Japan (5.4%)
Asahi Glass Co., Ltd.	23,000	222,829
Canon, Inc. (ADR)	5,390	265,026
Toyota Motor Corp.	12,700	481,511

		969,366

South Korea (7.4%)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	17,920	338,607
Kookmin Bank (ADR)	6,950	366,126
Samsung Electronics Co., Ltd. (Non-Voting)	1,660	624,097

		1,328,830

Sweden (2.5%)
Sandvik AB	11,170	447,048

Switzerland (2.7%)
Credit Suisse Group	6,780	284,885
Novartis AG (Registered)	3,280	160,025
STMicroelectronics N.V.	2,360	40,734

		485,644

United Kingdom (10.6%)
BG Group plc	29,610	245,669
BP plc	80,400	891,071
Dixons Group plc	125,180	349,873
Reckitt Benckiser plc	6,560	197,497
Royal Dutch Shell plc (ADR)*	3,440	210,803

		1,894,913

United States (53.4%)
3M Co.	1,520	114,000
Aflac, Inc.	13,630	614,713
Anadarko Petroleum Corp.	1,490	131,642
Apache Corp.	2,100	143,640
Avocent Corp.*	2,320	80,875
CarMax, Inc.*	11,510	336,322
Cisco Systems, Inc.*	10,150	194,372
Citigroup, Inc.	13,990	608,565
Eli Lilly & Co.	9,440	531,661
Fannie Mae	9,310	520,057
Illinois Tool Works, Inc.	1,700	145,605
Invitrogen Corp.*	2,050	175,828
Laureate Education, Inc.*	3,910	177,123
Lexmark International, Inc., Class A*	5,130	321,651
Medtronic, Inc.	7,050	$380,277
Mellon Financial Corp.	9,460	288,152
Merrill Lynch & Co., Inc.	7,400	434,972
Microsoft Corp.	12,070	309,113
Noble Energy, Inc.	2,450	202,149
PepsiCo, Inc.	8,030	437,876
PETCO Animal Supplies, Inc.*	6,960	193,975
Pfizer, Inc.	22,940	607,910
Praxair, Inc.	7,300	360,547
Procter & Gamble Co.	6,180	343,793
Tiffany & Co.	12,110	412,103
Wal-Mart Stores, Inc.	15,520	765,912
Walgreen Co.	3,810	182,347
Walt Disney Co.	21,020	538,953

		9,554,133

Total Common Stocks (98.4%) (Cost $16,265,525)		17,603,061

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Certificates of Deposit (0.1%)
Shore Bank
2.38%, 12/26/05	$20,242	20,127

Commercial Paper (0.2%)
Economic Development Certificate Zero Coupon, 8/31/05 †	20,657	20,657
Shared Interest Promissory Note
1.70%, 3/31/07 †	10,000	10,000

Total Commercial Paper		30,657

Time Deposit (1.5%)
JPMorgan Chase Nassau
2.77%, 8/1/05	270,348	270,348

Total Short-Term Debt Securities (1.8%) (Amortized Cost $321,247)		321,132

Total Investments (100.2%) (Cost/Amortized Cost $16,586,772)		17,924,193
Other Assets Less Liabilities (-0.2%)		(39,655)

Net Assets (100%)		$17,884,538

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	15.4%
Consumer Staples	12.2
Energy	10.2
Financials	23.5
Health Care	10.4
Industrials	11.4
Information Technology	10.3
Materials	2.0
Telecommunications Services	3.0
Cash and Other	1.6

100.0%

*	Non-income producing.

†	Securities (totaling $30,657 or 0.17% of net assets) valued at fair value.

Glossary:

ADR — American Depositary Receipt

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$9,332,950
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,443,456

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,758,142
Aggregate gross unrealized depreciation	(443,592)

Net unrealized appreciation	$1,314,550

Federal income tax cost of investments	$16,609,643

The Fund has a net capital loss carryforward of $551,118 of which $394,997 expires in the year 2010, and $156,121 which expires in the year 2011.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (99.5%)
Agency CMO (2.6%)
Government National Mortgage Association
6.000%, 6/16/32	$5,652,520	$5,831,119

US Government Agencies (96.9%)
Federal Home Loan Mortgage Corp.
7.000%, 9/1/17	84,749	89,370
7.000%, 10/1/17	67,272	70,940
10.000%, 10/1/18	118,207	131,162
4.500%, 5/1/19	9,311,542	9,170,184
10.000%, 7/1/20	204,602	228,166
10.000%, 10/1/20	107,650	120,219
6.500%, 7/1/21	645,077	670,561
9.000%, 10/1/22	297,135	326,763
4.846%, 11/1/32 (l)	2,624,986	2,641,330
6.000%, 10/1/34	3,473,632	3,548,725
5.000%, 6/1/35	10,000,001	9,851,787
5.000%, 7/1/35	9,000,000	8,866,607
5.000%, 8/1/35	1,000,000	985,178
Federal National Mortgage Association
5.500%, 1/1/09	200,029	204,137
6.500%, 2/1/09	11,640	12,094
5.500%, 6/1/09	359,368	368,159
7.000%, 3/1/14	163,852	173,340
8.000%, 11/1/16	822,815	886,069
6.500%, 8/1/19	816,514	850,093
9.500%, 8/1/20	59,758	64,775
9.500%, 10/1/20	169,254	183,465
5.500%, 2/1/23	5,129,756	5,194,225
5.500%, 8/1/23	6,752,976	6,837,846
6.000%, 11/1/28	1,951,786	1,994,591
7.000%, 11/1/30	124,616	131,135
5.684%, 6/1/32 (l)	1,465,446	1,504,152
4.669%, 11/1/32 (l)	3,093,140	3,100,661
4.808%, 12/1/32 (l)	2,858,988	2,870,101
4.564%, 2/1/33 (l)	5,036,953	5,031,375
4.134%, 4/1/33 (l)	6,352,921	6,305,614
4.391%, 4/1/33 (l)	4,031,044	4,021,968
4.213%, 5/1/33 (l)	8,791,393	8,908,257
4.229%, 5/1/33 (l)	7,470,640	7,570,129
5.500%, 7/1/33	7,180,938	7,217,772
4.500%, 9/1/33	6,168,380	5,916,204
4.088%, 10/1/33 (l)	$10,113,988	$9,986,550
Federal National Mortgage Association TBA
5.000%, 9/1/35 TBA	9,000,000	8,848,125
Government National Mortgage Association
9.000%, 8/15/16	935	1,034
7.000%, 12/15/27	542,187	572,564
6.500%, 8/15/28	102,925	107,586
6.000%, 1/15/29	874,367	899,486
7.000%, 6/15/29	271,492	286,703
7.000%, 10/15/29	494,850	522,575
4.000%, 3/20/32 (l)	1,319,438	1,324,556
5.500%, 12/15/32	10,152,622	10,282,474
5.000%, 5/15/33	17,297,379	17,192,366
5.000%, 6/15/33	11,073,365	11,006,139
5.000%, 7/15/33	35,147,166	34,933,787
5.000%, 9/15/33	4,794,934	4,765,824
5.000%, 3/15/34	8,613,326	8,561,034
5.500%, 6/15/34	6,270,472	6,350,671

		221,688,628

Total Government Securities		227,519,747

Total Long-Term Debt Securities (99.5%) (Cost $225,754,853)		227,519,747

SHORT-TERM DEBT SECURITIES:
Time Deposit (4.5%)
JPMorgan Chase Nassau
2.77%, 8/1/05 (Amortized Cost $10,439,153)	10,439,153	10,439,153

Total Investments (104.0%) (Cost/Amortized Cost $236,194,006)		237,958,900
Other Assets Less Liabilities (-4.0%)		(9,242,436)

Net Assets (100%)		$228,716,464

(l)	Floating rate security. Rate disclosed is as of July 31, 2005.

Glossary:

CMO — Collateralized Mortgage Obligation

TBA — Security is subject to delayed delivery

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
U.S. Government securities	$40,339,529
Net Proceeds of Sales and Redemptions:
U.S. Government securities	$33,319,966

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,876,790
Aggregate gross unrealized depreciation	(1,111,896)

Net unrealized appreciation	$1,764,894

Federal income tax cost of investments	$236,194,006

The Fund has a net capital loss carryforward of $22,367 which expires in the year 2012.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.7%)
Hotels, Restaurants & Leisure (4.6%)
Carnival Corp.	29,980	$1,570,952
McDonald’s Corp.	110,459	3,443,007

		5,013,959

Internet & Catalog Retail (2.6%)
eBay, Inc.*	68,500	2,861,930

Media (2.9%)
Omnicom Group, Inc.	25,039	2,125,060
Walt Disney Co.	39,742	1,018,985

		3,144,045

Multiline Retail (2.8%)
Kohl’s Corp.*	55,601	3,133,117

Specialty Retail (2.8%)
Bed Bath & Beyond, Inc.*	66,238	3,040,324

Textiles, Apparel & Luxury Goods (2.0%)
NIKE, Inc., Class B	26,100	2,187,180

Total Consumer Discretionary		19,380,555

Consumer Staples (13.9%)
Beverages (3.3%)
PepsiCo, Inc.	66,238	3,611,958

Household Products (4.5%)
Colgate-Palmolive Co.	51,109	2,705,710
Procter & Gamble Co.	39,657	2,206,119

		4,911,829

Personal Products (6.1%)
Estee Lauder Cos., Inc.	50,800	1,988,312
Gillette Co.	88,929	4,772,820

		6,761,132

Total Consumer Staples		15,284,919

Energy (15.0%)
Energy Equipment & Services (9.2%)
Halliburton Co.	82,700	4,635,335
Schlumberger Ltd.	64,375	5,390,762

		10,026,097

Oil & Gas (5.8%)
ConocoPhillips	84,446	5,285,475
Exxon Mobil Corp.	18,886	1,109,553

		6,395,028

Total Energy		16,421,125

Financials (2.8%)
Consumer Finance (2.8%)
American Express Co.	54,796	3,013,780

Total Financials		3,013,780

Health Care (24.8%)
Biotechnology (9.1%)
Amgen, Inc.*	62,687	4,999,288
Genentech, Inc.*	56,039	5,005,964

		10,005,252

Health Care Equipment & Supplies (4.3%)
Medtronic, Inc.	65,689	3,543,265
Stryker Corp.	22,600	1,222,434

		4,765,699

Health Care Providers & Services (1.3%)
Caremark Rx, Inc.*	29,518	1,315,912
WellPoint, Inc.*	900	63,666

		1,379,578

Pharmaceuticals (10.1%)
Abbott Laboratories	38,800	1,809,244
Eli Lilly & Co.	82,010	$4,618,803
Johnson & Johnson	72,909	4,663,260

		11,091,307

Total Health Care		27,241,836

Industrials (9.3%)
Air Freight & Logistics (1.9%)
United Parcel Service, Inc., Class B	28,443	2,075,486

Industrial Conglomerates (5.7%)
3M Co.	42,260	3,169,500
General Electric Co.	89,874	3,100,653

		6,270,153

Machinery (1.7%)
Illinois Tool Works, Inc.	22,121	1,894,664

Total Industrials		10,240,303

Information Technology (13.9%)
Communications Equipment (3.9%)
Juniper Networks, Inc.*	73,718	1,768,495
QUALCOMM, Inc.	43,798	1,729,583
Research In Motion Ltd.*	11,100	784,326

		4,282,404

IT Services (1.9%)
Paychex, Inc.	58,938	2,057,526

Semiconductors & Semiconductor Equipment (1.3%)
Maxim Integrated Products, Inc.	34,588	1,448,199

Software (6.8%)
Microsoft Corp.	126,500	3,239,665
Oracle Corp.*	309,409	4,201,774

		7,441,439

Total Information Technology		15,229,568

Total Common Stocks (97.4%) (Cost $99,128,079)		106,812,086

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposits (1.1%)
JPMorgan Chase Nassau
2.77%, 8/1/05 (Amortized Cost $1,236,503)	$1,236,503	1,236,503

Total Investments (98.5%) (Cost/Amortized Cost $100,364,582)		108,048,589
Other Assets Less Liabilities (1.5%)		1,689,064

Net Assets (100%)		$109,737,653

*	Non-income producing.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$31,562,878
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$38,332,248

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,354,282
Aggregate gross unrealized depreciation	(1,528,548)

Net unrealized appreciation	$6,825,734

Federal income tax cost of investments	$101,222,855

The Fund has a net capital loss carryforward of $138,631,976 of which $30,913,832 expires in the year 2008, $73,520,656 expires in the year 2009, and $34,197,488 in the year 2010.

All of the capital loss carryforward amount was acquired from the Enterprise Multi-Cap Growth Fund as a result of a tax-free reorganization in 2005. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.6%)
Auto Components (1.7%)
BorgWarner, Inc.	19,500	$1,134,315
Johnson Controls, Inc.	38,200	2,194,208

		3,328,523

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.	28,400	1,488,160

Internet & Catalog Retail (1.3%)
Expedia, Inc.*	900	21,897
IAC/InterActiveCorp*	95,900	2,560,530

		2,582,427

Media (6.4%)
Clear Channel Communications, Inc.	63,900	2,085,696
Dex Media, Inc.	45,600	1,146,840
DIRECTV Group, Inc.*	68,500	1,054,900
Omnicom Group, Inc.	41,200	3,496,644
Time Warner, Inc.*	182,800	3,111,256
Univision Communications, Inc., Class A*	56,000	1,583,680

		12,479,016

Multiline Retail (1.0%)
Kohl’s Corp.*	35,000	1,972,250

Specialty Retail (0.4%)
Office Depot, Inc.*	24,900	706,662

Total Consumer Discretionary		22,557,038

Consumer Staples (6.6%)
Food & Staples Retailing (5.3%)
7-Eleven, Inc.*	15,700	531,445
Albertson’s, Inc.	138,700	2,955,697
Costco Wholesale Corp.	86,900	3,994,793
Kroger Co.*	141,100	2,800,835

		10,282,770

Household Products (1.3%)
Kimberly-Clark Corp.	39,200	2,499,392

Total Consumer Staples		12,782,162

Energy (3.8%)
Energy Equipment & Services (0.6%)
Baker Hughes, Inc.	19,000	1,074,260

Oil & Gas (3.2%)
Exxon Mobil Corp.	55,400	3,254,750
Marathon Oil Corp.	51,200	2,988,032

		6,242,782

Total Energy		7,317,042

Financials (23.2%)
Capital Markets (4.7%)
Mellon Financial Corp.	124,700	3,798,362
Morgan Stanley	101,000	5,358,050

		9,156,412

Commercial Banks (5.7%)
Fifth Third Bancorp	62,700	2,702,370
PNC Financial Services Group, Inc.	43,300	2,373,706
Wells Fargo & Co.	98,200	6,023,588

		11,099,664

Diversified Financial Services (6.3%)
Citigroup, Inc.	179,700	7,816,950
JPMorgan Chase & Co.	125,100	4,396,014

		12,212,964

Insurance (4.3%)
Aflac, Inc.	24,700	1,113,970
Allstate Corp.	29,400	$1,801,044
American International Group, Inc.	55,400	3,335,080
Hartford Financial Services Group, Inc.	26,900	2,167,333

		8,417,427

Thrifts & Mortgage Finance (2.2%)
Freddie Mac	67,100	4,246,088

Total Financials		45,132,555

Health Care (19.9%)
Biotechnology (2.6%)
Cephalon, Inc.*	31,900	1,336,610
Genzyme Corp.*	48,500	3,608,885

		4,945,495

Health Care Equipment & Supplies (1.0%)
Medtronic, Inc.	25,500	1,375,470
Waters Corp.*	11,700	529,776

		1,905,246

Health Care Providers & Services (6.2%)
Caremark Rx, Inc.*	23,700	1,056,546
Medco Health Solutions, Inc.*	47,900	2,320,276
UnitedHealth Group, Inc.	112,300	5,873,290
WellPoint, Inc.*	39,900	2,822,526

		12,072,638

Pharmaceuticals (10.1%)
Allergan, Inc.	49,000	4,379,130
Bristol-Myers Squibb Co.	62,500	1,561,250
Johnson & Johnson	109,700	7,016,412
Mylan Laboratories, Inc.	147,650	2,563,204
Wyeth	90,500	4,140,375

		19,660,371

Total Health Care		38,583,750

Industrials (10.4%)
Aerospace & Defense (2.7%)
Lockheed Martin Corp.	45,700	2,851,680
Northrop Grumman Corp.	41,300	2,290,085

		5,141,765

Air Freight & Logistics (1.0%)
FedEx Corp.	24,200	2,034,978

Building Products (2.3%)
Masco Corp.	133,600	4,530,376

Commercial Services & Supplies (0.8%)
Cendant Corp.	76,200	1,627,632

Machinery (2.1%)
Illinois Tool Works, Inc.	46,600	3,991,290

Road & Rail (1.5%)
Burlington Northern Santa Fe Corp.	52,300	2,837,275

Total Industrials		20,163,316

Information Technology (9.6%)
Computers & Peripherals (0.9%)
Hewlett-Packard Co.	71,800	1,767,716

Electronic Equipment & Instruments (1.1%)
Mettler-Toledo International, Inc.*	41,800	2,194,500

IT Services (0.4%)
Accenture Ltd., Class A*	31,100	778,744

Semiconductors & Semiconductor Equipment (1.7%)
Applied Materials, Inc.	102,300	1,888,458

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Xilinx, Inc.	47,000	$1,332,450

		3,220,908

Software (5.5%)
Microsoft Corp.	242,300	6,205,303
Oracle Corp.*	208,000	2,824,640
Symantec Corp.*	75,096	1,649,859

		10,679,802

Total Information Technology		18,641,670

Materials (1.2%)
Construction Materials (1.2%)
Martin Marietta Materials, Inc.	31,400	2,282,466

Total Materials		2,282,466

Telecommunication Services (4.9%)
Diversified Telecommunication Services (1.3%)
SBC Communications, Inc.	99,000	2,420,550

Wireless Telecommunication Services (3.6%)
Nextel Communications, Inc., Class A*	201,800	7,022,640

Total Telecommunication Services		9,443,190

Utilities (7.5%)
Electric Utilities (5.8%)
American Electric Power Co., Inc.	49,800	1,927,260
Exelon Corp.	95,600	5,116,512
FirstEnergy Corp.	67,000	3,335,260
Pepco Holdings, Inc.	38,900	928,543

		11,307,575

Gas Utilities (0.6%)
NiSource, Inc.	49,600	$1,204,784

Multi-Utilities & Unregulated Power (1.1%)
Sempra Energy	47,200	2,006,000

Total Utilities		14,518,359

Total Common Stocks (98.7%) (Cost $158,747,947)		191,421,548

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.5%)
JPMorgan Chase Nassau,
2.77%, 8/1/05 (Amortized Cost $2,913,088)	$2,913,088	2,913,088

Total Investments (100.2%) (Cost/Amortized Cost $161,661,035)		194,334,636
Other Assets Less Liabilities (-0.2%)		(331,070)

Net Assets (100%)		$194,003,566

*	Non-income producing.

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$55,313,934
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$63,314,809

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,345,732
Aggregate gross unrealized depreciation	(3,883,146)

Net unrealized appreciation	$32,462,586

Federal income tax cost of investments	$161,872,050

For the nine months ended July 31, 2005, the Fund incurred approximately $5,565 as brokerage commissions with UBS AG, and $714 with Bernstein (Sanford C.) & Co., affiliated broker/dealers.

The Fund has a net capital loss carryforward of $39,204,774 of which $10,429,419 expires in the year 2010 and $28,775,355 expires in the year 2011.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Financials (0.1%)
Diversified Financial Services (0.1%)
Leucadia National Corp.	5,419	$214,321

Total Financials		214,321

Health Care (0.3%)
Health Care Equipment & Supplies (0.3%)
Dade Behring Holdings, Inc.	9,000	682,200

Total Health Care		682,200

Information Technology (0.0%)
Computers & Peripherals (0.0%)
ATSI Holdings, Inc.*†	4,056	—

Total Information Technology		—

Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Nextlink Communications, Inc. Escrow Shares*†	850,000	—
Nextlink Communications, Inc. Escrow Shares*†	250,000	—
Telewest Global, Inc.*	14,196	317,139
XO Communications, Inc.*	960	2,592

Total Telecommunication Services		319,731

Total Common Stocks (0.5%) (Cost $2,831,103)		1,216,252

	Principal Amount
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (27.4%)
Auto Components (0.7%)
Travelcenters of America
5.230%, 6/30/11	$125,000	126,328
TRW Automotive, Inc.
9.375%, 2/15/13	1,397,000	1,564,640

		1,690,968

Distributors (0.7%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	1,550,000	1,573,250

Hotels, Restaurants & Leisure (8.4%)
American Casino & Entertainment Properties LLC
7.850%, 2/1/12	975,000	1,038,375
Boyd Gaming Corp.
7.750%, 12/15/12	1,500,000	1,605,000
6.750%, 4/15/14	100,000	103,375
Caesars Entertainment, Inc.
9.375%, 2/15/07	250,000	265,625
8.125%, 5/15/11	1,350,000	1,540,687
Intrawest Corp.
7.500%, 10/15/13	1,000,000	1,030,000
John Q. Hammons Hotels LP
8.875%, 5/15/12	600,000	657,750
Landry’s Restaurants, Inc.
7.500%, 12/15/14	1,600,000	1,582,000
Mandalay Resort Group, Series B
10.250%, 8/1/07	1,450,000	1,584,125
MGM Mirage, Inc.
9.750%, 6/1/07	1,175,000	1,267,531
6.750%, 8/1/07	550,000	564,438
6.000%, 10/1/09	600,000	601,500
8.500%, 9/15/10	1,100,000	1,212,750
Mohegan Tribal Gaming Authority
6.375%, 7/15/09	$600,000	$610,500
7.125%, 8/15/14	425,000	446,250
Royal Caribbean Cruises Ltd.
8.000%, 5/15/10	1,800,000	1,980,000
Seneca Gaming Corp.
7.250%, 5/1/12	700,000	726,250
7.250%, 5/1/12 §	300,000	311,250
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12	1,600,000	1,792,000
Station Casinos, Inc.
6.875%, 3/1/16 §	450,000	463,500
6.875%, 3/1/16	700,000	721,000

		20,103,906

Household Durables (0.9%)
Interface, Inc.
10.375%, 2/1/10	1,200,000	1,332,000
K Hovnanian Enterprises, Inc.
6.000%, 1/15/10	425,000	420,750
Sealy Mattress Co.
8.250%, 6/15/14	425,000	452,625

		2,205,375

Internet & Catalog Retail (0.5%)
FTD, Inc.
7.750%, 2/15/14	1,288,000	1,300,880

Leisure Equipment & Products (0.4%)
Riddell Bell Holdings, Inc.
8.375%, 10/1/12	850,000	867,000

Media (10.3%)
Adelphia Communications Corp.
8.375%, 2/1/08	250,000	213,750
7.875%, 5/1/09	250,000	211,250
9.375%, 11/15/09	600,000	532,500
10.875%, 10/1/10	250,000	216,875
Block Communications, Inc.
9.250%, 4/15/09	1,475,000	1,565,344
CBD Media, Inc.
8.625%, 6/1/11	425,000	444,656
Corus Entertainment, Inc.
8.750%, 3/1/12	2,200,000	2,378,750
CSC Holdings, Inc.
7.250%, 7/15/08	200,000	202,500
8.125%, 7/15/09	1,000,000	1,030,000
7.625%, 4/1/11	1,015,000	1,022,612
Dex Media East LLC Finance Co.
9.875%, 11/15/09	450,000	493,875
12.125%, 11/15/12	975,000	1,162,687
Dex Media West LLC/ Dex Media Finance Co.
9.875%, 8/15/13	1,489,000	1,697,460
Dex Media, Inc.
8.000%, 11/15/13	900,000	963,000
DirecTV Holdings LLC
8.375%, 3/15/13	405,000	449,044
6.375%, 6/15/15 (b)	1,250,000	1,246,875
Echostar DBS Corp.
6.375%, 10/1/11	550,000	547,938
6.625%, 10/1/14	1,050,000	1,042,125
Emmis Operating Co.
6.875%, 5/15/12	625,000	625,000
Houghton Mifflin Co.
8.250%, 2/1/11	1,375,000	1,445,469
Imax Corp.
9.625%, 12/1/10	1,350,000	1,439,437

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Inmarsat Finance plc
7.625%, 6/30/12	$50,000	$52,938
Mediacom LLC
9.500%, 1/15/13	750,000	766,875
Primedia, Inc.
8.875%, 5/15/11	1,075,000	1,132,781
R.H. Donnelley Corp.
6.875%, 1/15/13	400,000	408,000
R.H. Donnelley Finance Corp. I,
10.875%, 12/15/12	1,150,000	1,334,000
Rogers Cable, Inc.
6.250%, 6/15/13	300,000	301,500
Sinclair Broadcast Group, Inc.
8.750%, 12/15/11	1,175,000	1,245,500
Videotron Ltee
6.880%, 1/15/14	375,000	383,438

		24,556,179

Multiline Retail (1.2%)
J.C. Penney Co., Inc.
8.000%, 3/1/10	775,000	853,211
7.650%, 8/15/16	1,025,000	1,168,570
7.950%, 4/1/17	275,000	319,131
Saks, Inc.
8.250%, 11/15/08	525,000	543,375

		2,884,287

Specialty Retail (1.8%)
Asbury Automotive Group, Inc.
9.000%, 6/15/12	475,000	494,000
8.000%, 3/15/14	700,000	696,500
Autonation, Inc.
9.000%, 8/1/08	400,000	441,000
Jo-Ann Stores, Inc.
7.500%, 3/1/12	1,975,000	1,955,250
PETCO Animal Supplies, Inc.
10.750%, 11/1/11	131,000	145,410
Sonic Automotive, Inc.
8.625%, 8/15/13	650,000	669,500

		4,401,660

Textiles, Apparel & Luxury Goods (2.5%)
Fruit of the Loom Ltd.
8.875%, 4/15/06 †	299,749	—
INVISTA
9.250%, 5/1/12 §	1,350,000	1,486,687
Levi Strauss & Co.
7.730%, 4/1/12 (l)	725,000	725,000
9.750%, 1/15/15	325,000	341,250
Perry Ellis International, Inc.
8.875%, 9/15/13	1,450,000	1,475,375
Phillips-Van Heusen Corp.
7.625%, 8/16/07	1,525,000	1,605,062
8.125%, 5/1/13	325,000	351,813

		5,985,187

Total Consumer Discretionary		65,568,692

Consumer Staples (6.9%)
Beverages (0.4%)
Constellations Brands, Inc.
8.125%, 1/15/12	470,000	502,900
Cott Beverages, Inc.
8.000%, 12/15/11	550,000	583,000

		1,085,900

Food & Staples Retailing (1.7%)
Delhaize America, Inc.
7.375%, 4/15/06	125,000	127,410
8.125%, 4/15/11	625,000	697,029
Ingles Markets, Inc.
8.875%, 12/1/11	2,025,000	2,141,437
Jean Coutu Group, Inc.
7.630%, 8/1/12	$1,050,000	$1,092,000

		4,057,876

Food Products (1.6%)
Chiquita Brands International, Inc.
7.500%, 11/1/14	425,000	412,250
8.875%, 12/1/15 §	525,000	538,125
Dole Foods Co.
8.625%, 5/1/09	993,000	1,067,475
Pilgrim’s Pride Corp.
9.250%, 11/15/13	625,000	701,562
Smithfield Foods, Inc.
7.625%, 2/15/08	1,155,000	1,206,975

		3,926,387

Household Products (2.1%)
Central Garden & Pet Co.
9.125%, 2/1/13	1,800,000	1,944,000
Johnsondiversey, Inc.
9.625%, 5/15/12	1,300,000	1,329,250
Spectrum Brands, Inc.
8.500%, 10/1/13	1,625,000	1,714,375

		4,987,625

Personal Products (1.1%)
Elizabeth Arden, Inc.
7.750%, 1/15/14	1,450,000	1,531,563
NBTY, Inc.
8.625%, 9/15/07	1,000,000	997,500

		2,529,063

Total Consumer Staples		16,586,851

Energy (5.1%)
Energy Equipment & Services (1.4%)
Hanover Compressor Co.
(Zero Coupon), 3/31/07	400,000	360,000
Hanover Equipment Trust, Series 01-B
8.750%, 9/1/11	1,700,000	1,814,750
Key Energy Services, Inc.
8.375%, 3/1/08	350,000	362,250
Universal Compression, Inc.
7.250%, 5/15/10	850,000	886,125

		3,423,125

Oil & Gas (3.7%)
Chesapeake Energy Corp.
6.625%, 1/15/16 §	650,000	671,125
Citgo Petroleum Corp.
6.000%, 10/15/11	725,000	728,625
El Paso Corp.
7.000%, 5/15/11	625,000	634,375
7.875%, 6/15/12	1,350,000	1,417,500
Ferrellgas LP
6.750%, 5/1/14	138,000	136,275
Kerr McGee Corp.
5.340%, 5/24/07	225,000	226,205
5.790%, 5/24/11	250,000	254,091
6.880%, 9/15/11	1,075,000	1,151,733
Stone Energy Corp.
6.750%, 12/15/14	275,000	272,250
Teekay Shipping Corp.
8.875%, 7/15/11	1,600,000	1,836,000
Williams Cos., Inc.
7.125%, 9/1/11	1,125,000	1,226,250
YPF Sociedad Anonima
9.125%, 2/24/09	250,000	273,125

		8,827,554

Total Energy		12,250,679

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (9.0%)
Capital Markets (0.4%)
Arch Western Finance LLC
6.750%, 7/1/13	$875,000	$899,062

Commercial Banks (0.4%)
Western Financial Bank
9.625%, 5/15/12	800,000	868,000

Consumer Finance (2.6%)
General Motors Acceptance Corp.
6.150%, 4/5/07	300,000	299,800
6.875%, 9/15/11	1,205,000	1,162,966
6.750%, 12/1/14	500,000	470,942
8.000%, 11/1/31	4,400,000	4,268,009

		6,201,717

Diversified Financial Services (2.5%)
American Real Estate Partners Finance Corp.
7.125%, 2/15/13 §	100,000	101,500
BCP Crystal U.S. Holdings Corp.
9.625%, 6/15/14	1,040,000	1,175,200
Dollar Financial Group, Inc.
9.750%, 11/15/11	1,900,000	1,971,250
Euramax International
5.875%, 6/28/12	500,000	507,187
Refco Finance Holdings LLC
9.000%, 8/1/12	1,825,000	1,971,000
Residential Capital Corp.
6.375%, 6/30/10 §	250,000	254,018

		5,980,155

Real Estate (3.1%)
Felcor Lodging LP (REIT)
8.500%, 6/1/11	1,300,000	1,436,500
Host Marriott LP (REIT)
9.500%, 1/15/07	600,000	633,750
7.000%, 8/15/12	250,000	259,063
7.125%, 11/1/13	1,000,000	1,043,750
La Quinta Properties, Inc. (REIT)
7.000%, 8/15/12	800,000	828,000
Meristar Hospitality Corp. (REIT)
9.125%, 1/15/11	925,000	982,812
Thornburg Mortgage, Inc. (REIT)
8.000%, 5/15/13	1,700,000	1,734,000
Ventas Realty LP/ Capital Corp.(REIT)
7.125%, 6/1/15 §	500,000	528,750

		7,446,625

Total Financials		21,395,559

Health Care (5.3%)
Electronic Equipment & Instruments (0.1%)
Fisher Scientific International, Inc.
6.125%, 7/1/15 §	200,000	201,000

Health Care Equipment & Supplies (0.7%)
DaVita, Inc.
9.250%, 4/15/11	750,000	756,094
WH Holdings Ltd./ WH Capital Corp.
9.500%, 4/1/11	825,000	882,750

		1,638,844

Health Care Providers & Services (4.0%)
Alderwoods Group, Inc.
7.750%, 9/15/12	1,425,000	1,506,937
AmerisourceBergen Corp.
8.125%, 9/1/08	650,000	700,375
Beverly Enterprises, Inc.
7.875%, 6/15/14	$200,000	$218,000
Carriage Services, Inc.
7.875%, 1/15/15 §	925,000	966,625
HCA Inc.
7.250%, 5/20/08	150,000	156,865
6.950%, 5/1/12	775,000	815,512
7.500%, 11/6/33	225,000	240,070
Healthsouth Corp.
8.500%, 2/1/08	475,000	480,938
IASIS Healthcare Capital Corp.
8.750%, 6/15/14	800,000	871,000
Service Corp. International
6.750%, 4/1/16	550,000	564,438
Tenet Healthcare Corp.
9.250%, 2/1/15 §	1,250,000	1,287,500
U.S. Oncology, Inc.
9.000%, 8/15/12	1,550,000	1,689,500

		9,497,760

Pharmaceuticals (0.5%)
Mylan Labs, Inc.
5.750%, 8/15/10 §	250,000	249,375
6.375%, 8/15/15	249,532	250,000
6.375%, 8/15/15 §	750,468	751,875

		1,251,250

Total Health Care		12,588,854

Industrials (9.3%)
Aerospace & Defense (2.0%)
Argo-Tech Corp.
9.250%, 6/1/11	1,200,000	1,308,000
Bombardier, Inc.
6.750%, 5/1/12 §	1,250,000	1,218,750
Esterline Technologies Corp.
7.750%, 6/15/13	650,000	692,250
L-3 Communications Corp.
6.125%, 7/15/13	150,000	152,250
5.875%, 1/15/15	575,000	562,062
6.375%, 10/15/15 §	225,000	227,813
Moog, Inc.
6.250%, 1/15/15	650,000	656,500

		4,817,625

Building Products (0.8%)
Goodman Global Holdings Co., Inc.
7.875%, 12/15/12 §	1,950,000	1,872,000

Commercial Services & Supplies (0.9%)
Adesa, Inc.
7.625%, 6/15/12	75,000	76,500
Allied Waste North America, Series B
8.875%, 4/1/08	750,000	791,250
5.750%, 2/15/11 §	500,000	471,250
Corrections Corp. of America
7.500%, 5/1/11	900,000	933,750

		2,272,750

Electrical Equipment (1.1%)
Dresser, Inc.
9.375%, 4/15/11	1,950,000	2,047,500
General Cable Corp.
9.500%, 11/15/10	150,000	156,000
Thomas & Betts Corp.
7.250%, 6/1/13	500,000	528,494

		2,731,994

Industrial Conglomerates (0.8%)
Horizon Lines LLC
9.000%, 11/1/12 §	525,000	563,063

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Trinity Industries, Inc.
6.500%, 3/15/14	$1,350,000	$1,346,625

		1,909,688

Machinery (3.2%)
Briggs & Stratton Corp.
8.875%, 3/15/11	1,250,000	1,440,625
Case New Holland, Inc.
9.250%, 8/1/11	2,175,000	2,354,437
Douglas Dynamics LLC
7.750%, 1/15/12 §	1,000,000	1,007,500
Dresser-Rand Group, Inc.
7.375%, 11/1/14 §	550,000	573,375
Flowserve Corp.
12.250%, 8/15/10	1,683,000	1,792,395
Navistar International Corp. Series B
9.375%, 6/1/06	250,000	258,125
6.250%, 3/1/12 §	200,000	197,000

		7,623,457

Road & Rail (0.2%)
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
10.250%, 6/15/07	350,000	373,625

Trading Companies & Distributors (0.3%)
United Rentals North America, Inc.
6.500%, 2/15/12	700,000	680,750

Total Industrials		22,281,889

Information Technology (3.5%)
Aerospace & Defense (0.4%)
Titan Corp.
8.000%, 5/15/11	975,000	1,072,500

Communications Equipment (0.5%)
American Towers, Inc.
7.250%, 12/1/11	1,100,000	1,157,750

IT Services (1.1%)
SunGard Data Systems, Inc.
9.125%, 8/15/13 §	1,000,000	1,038,750
4.875%, 1/15/14	1,900,000	1,662,500

		2,701,250

Office Electronics (1.5%)
Xerox Corp.
9.750%, 1/15/09	775,000	871,875
7.125%, 6/15/10	375,000	395,625
7.625%, 6/15/13	200,000	213,500
7.200%, 4/1/16	1,825,000	1,998,375

		3,479,375

Total Information Technology		8,410,875

Materials (8.7%)
Chemicals (2.3%)
Equistar Chemicals LP
10.625%, 5/1/11	900,000	1,003,500
Hercules, Inc.
6.750%, 10/15/29	1,500,000	1,498,125
Huntsman International LLC
9.875%, 3/1/09	125,000	133,594
Nalco Co.
7.750%, 11/15/11	900,000	957,375
8.875%, 11/15/13	500,000	545,000
Nova Chemicals Corp.
6.500%, 1/15/12	50,000	49,688
Pioneer Cos., Inc.
6.990%, 12/31/06	4,472	4,472
Rockwood Specialties Group, Inc.
7.500%, 11/15/14 §	$1,075,000	$1,085,750
Westlake Chemical Corp.
8.750%, 7/15/11	260,000	282,425

		5,559,929

Construction Materials (0.7%)
Texas Industries, Inc.
7.250%, 7/15/13 §	1,075,000	1,134,125
U.S. Concrete, Inc.
8.375%, 4/1/14	450,000	432,000

		1,566,125

Containers & Packaging (1.4%)
Ball Corp.
6.875%, 12/15/12	50,000	52,750
Owens-Brockway Glass Container, Inc.
8.750%, 11/15/12	1,175,000	1,282,219
Owens-Illinois, Inc.
7.350%, 5/15/08	1,025,000	1,060,875
7.500%, 5/15/10	475,000	496,969
Stone Container Finance
7.375%, 7/15/14	375,000	357,187

		3,250,000

Metals & Mining (2.1%)
Foundation PA Coal Co.
7.250%, 8/1/14	275,000	290,812
International Steel Group, Inc.
6.500%, 4/15/14	175,000	174,125
Ispat Inland ULC
9.750%, 4/1/14	844,000	995,920
Massey Energy Co.
6.625%, 11/15/10	900,000	929,250
Novelis, Inc.
7.250%, 2/15/15 §	750,000	766,875
Peabody Energy Corp.
6.875%, 3/15/13	250,000	265,000
Steel Dynamics, Inc.
9.500%, 3/15/09	1,325,000	1,414,438
United States Steel LLC
10.750%, 8/1/08	211,000	237,111

		5,073,531

Paper & Forest Products (2.2%)
Buckeye Technologies, Inc.
8.000%, 10/15/10	80,000	77,600
8.500%, 10/1/13	1,100,000	1,135,750
Georgia-Pacific Corp.
8.875%, 2/1/10	400,000	450,000
8.125%, 5/15/11	1,450,000	1,627,625
9.500%, 12/1/11	1,300,000	1,560,000
Neenah Paper, Inc.
7.375%, 11/15/14 §	250,000	245,000
Norske Skog Canada Ltd.
7.375%, 3/1/14	200,000	198,000

		5,293,975

Total Materials		20,743,560

Telecommunication Services (10.5%)
Diversified Telecommunication Services (4.5%)
AT&T Corp.
9.050%, 11/15/11	1,075,000	1,226,844
Citizens Communications Co.
6.250%, 1/15/13	1,475,000	1,434,438
Hawaiian Telecom Communications, Inc.
7.500%, 10/31/12	225,000	227,742
9.750%, 5/1/13 §	1,150,000	1,242,000

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
MCI, Inc.
8.735%, 5/1/14	$2,400,000	$2,700,000
Pathnet, Inc.
12.250%, 4/15/08 †	250,000	—
Qwest Corp.
8.875%, 3/15/12	825,000	903,375
Qwest Services Corp.
13.500%, 12/15/10	2,586,000	2,973,900
Williams Communications Group, Inc.
11.700%, 8/1/08 †	750,000	—

		10,708,299

Wireless Telecommunication Services (6.0%)
American Cellular Corp.
10.000%, 8/1/11	2,200,000	2,304,500
Intelsat Bermuda Ltd.
7.794%, 1/15/12 (l)§	500,000	510,000
8.250%, 1/15/13 §	450,000	470,250
8.625%, 1/15/15 §	2,000,000	2,130,000
New Skies Satellites N.V.
9.125%, 11/1/12	800,000	824,000
Nextel Communications, Inc.
5.950%, 3/15/14	2,000,000	2,067,500
PanAmSat Corp.
6.375%, 1/15/08	325,000	331,500
9.000%, 8/15/14	1,096,000	1,211,080
Rogers Wireless, Inc.
9.625%, 5/1/11	1,300,000	1,524,250
7.500%, 3/15/15	1,575,000	1,720,687
SBA Communications Corp.
8.500%, 12/1/12	1,150,000	1,239,125
Zeus Special Subsidiary, Ltd.
0.000%, 2/1/15 (e)§	225,000	154,688

		14,487,580

Total Telecommunication Services		25,195,879

Utilities (11.1%)
Electric Utilities (6.5%)
CMS Energy Corp.
9.875%, 10/15/07	650,000	713,375
8.900%, 7/15/08	600,000	654,000
7.500%, 1/15/09	675,000	710,438
7.750%, 8/1/10	775,000	837,000
Edison Mission Energy
9.875%, 4/15/11	950,000	1,118,625
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14 §	550,000	539,000
Midwest Generation LLC
8.750%, 5/1/34	1,450,000	1,624,000
MSW Energy Holdings LLC/ MSW Energy Finance Co., Inc.
8.500%, 9/1/10	1,675,000	1,800,625
Nevada Power Co.
6.500%, 4/15/12	600,000	633,000
5.875%, 1/15/15 §	325,000	333,125
Sierra Pacific Resources
8.625%, 3/15/14	1,500,000	1,661,250
TECO Energy, Inc.
7.500%, 6/15/10	700,000	761,250
6.750%, 5/1/15 §	350,000	373,625
Tenaska Alabama Partners LP
7.000%, 6/30/21 §	300,000	311,250
Texas Genco Financing Corp. LLC
6.875%, 12/15/14 §	1,625,000	1,706,250
TXU Corp.
5.550%, 11/15/14 §	$1,875,000	$1,827,894

		15,604,707

Gas Utilities (1.2%)
AmeriGas Partners LP
7.250%, 5/20/15 §	350,000	371,000
ANR Pipeline Co.
8.875%, 3/15/10	300,000	327,355
Southern Natural Gas Co.
8.875%, 3/15/10	1,075,000	1,173,023
Suburban Propane Partners LP
6.875%, 12/15/13	1,125,000	1,091,250

		2,962,628

Multi-Utilities & Unregulated Power (3.4%)
AES Corp.
9.500%, 6/1/09	1,025,000	1,142,875
8.875%, 2/15/11	600,000	670,500
8.750%, 5/15/13 §	900,000	996,750
Dynegy Holdings, Inc.
9.875%, 7/15/10 §	350,000	386,750
NRG Energy, Inc.
8.000%, 12/15/13 §	1,915,000	2,049,050
Reliant Energy, Inc.
9.250%, 7/15/10	1,150,000	1,259,250
9.500%, 7/15/13	450,000	500,625
6.750%, 12/15/14	925,000	911,125

		7,916,925

Total Utilities		26,484,260

Total Long-Term Debt Securities (96.8%) (Cost $220,797,270)		231,507,098

	Number of Warrants
WARRANTS:
Health Care (0.1%)
Biotechnology (0.1%)
Charles River Laboratories International, Inc.,
$5.19, expiring 10/1/09*†	350	115,675

Total Health Care		115,675

Industrials (0.0%)
Transportation Infrastructure (0.0%)
TBS Shipping International Ltd., Series A,
$0.00, expiring 2/14/07*†	12,063	—
Series B,
$0.00, expiring 2/15/07*†	2,807	—
Series C,
$0.00, expiring 2/15/07*†	3,311	—

Total Industrials		—

Information Technology (0.0%)
Communications Equipment (0.0%)
Loral Space & Communications,
$23.70, expiring 12/27/06*†	5,584	—
$0.14, expiring 1/31/07*†	850	—

		—

Internet Software & Services (0.0%)
Verado Holdings, Inc.,
$0.01, expiring 4/15/08*†	500	—

Total Information Technology		—

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

	Number of Warrants	Value (Note 1)
Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Pathnet, Inc.,
$0.01, expiring 4/15/08*†	250	$—
XO Communications, Inc.,
$6.25, expiring 1/16/10*	1,922	673
$7.50, expiring 1/16/10*	1,441	346
$7.50, expiring 1/16/10*	1,441	360

		1,379

Wireless Telecommunication Services (0.0%)
e.Spire Communications, Inc.,
$7.15, expiring 11/1/05 (b)*†	800	—
Leap Wireless International, Inc.,
$96.80, expiring 4/15/10 (b)*†	5,000	—

		—

Total Telecommunication Services		1,379

Total Warrants (0.1%) (Cost $8,416)		117,054

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (2.0%)
JPMorgan Chase Nassau
2.77%, 8/1/05 (Amortized Cost $4,864,590)	$4,864,590	4,864,590

Total Investments (99.4%) (Cost/Amortized Cost $228,501,379)		237,704,994
Other Assets Less Liabilities (0.6%)		1,346,645

Net Assets (100%)		$239,051,639

*	Non-income producing.

†	Securities (totaling $115,675 or 0.0% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2005, the market value of these securities amounted to $31,614,211 or 13.22% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2005. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default, non-income producing.

(l)	Floating rate security. Rate disclosed is as of July 31, 2005.

Glossary:

REIT — Real Estate Investment Trust

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$82,236,690
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$90,198,185

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,267,921
Aggregate gross unrealized depreciation	(3,257,990)

Net unrealized appreciation	$9,009,931

Federal income tax cost of investments	$228,695,063

The Fund has a net capital loss carryforward of $23,518,371 of which $1,964,706 expires in the year 2008, $7,075,069 expires in the year 2009, $11,007,057 expires in the year 2010, and $3,471,539 expires in the year 2011.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.5%)
Woodside Petroleum Ltd.	72,000	$1,655,388

Canada (2.6%)
Suncor Energy, Inc.	34,800	1,701,749

Denmark (2.6%)
Novo-Nordisk A/S, Class B	32,600	1,688,005

France (10.6%)
Essilor International S.A.	17,900	1,303,448
L’Oreal S.A.	16,800	1,328,439
LVMH Moet Hennessy Louis Vuitton S.A.	16,100	1,340,555
Societe Television Francaise 1	48,400	1,353,325
Total S.A.	6,800	1,709,742

		7,035,509

Germany (2.0%)
Altana AG	25,400	1,337,439

Hong Kong (12.1%)
China Mobile (Hong Kong) Ltd.	340,000	1,364,478
CLP Holdings Ltd.	291,500	1,685,393
CNOOC Ltd.	2,674,000	1,822,931
Hong Kong & China Gas	804,000	1,675,344
Hutchison Whampoa Ltd.	151,000	1,475,155

		8,023,301

Japan (43.8%)
Advantest Corp.	13,200	1,059,815
Astellas Pharma, Inc.	40,500	1,322,361
Canon, Inc.	26,600	1,319,381
Daikin Industries Ltd.	54,600	1,332,182
Denso Corp.	40,800	988,198
Eisai Co., Ltd.	42,300	1,445,283
Fanuc Ltd.	18,900	1,348,856
Hirose Electric Co., Ltd.	9,200	958,616
Honda Motor Co., Ltd.	19,200	990,017
Hoya Corp.	10,900	1,347,732
Kao Corp.	55,000	1,260,984
Keyence Corp.	5,600	1,347,857
Millea Holdings, Inc.	101	1,324,501
Mitsubishi Estate Co., Ltd.	122,000	1,360,453
Mitsubishi Tokyo Financial Group, Inc.	161	1,355,850
Murata Manufacturing Co., Ltd.	19,300	936,634
Nikko Cordial Corp.	183,000	786,886
NTT DoCoMo, Inc.	647	1,004,309
Rohm Co., Ltd.	14,000	1,273,919
Secom Co., Ltd.	30,000	1,335,474
Shimamura Co., Ltd.	16,000	1,294,616
Shin-Etsu Chemical Co., Ltd.	34,000	1,292,118
Sony Corp.	28,200	933,333
Takeda Pharmaceutical Co., Ltd.	26,500	1,359,338

		28,978,713

Netherlands (2.0%)
Heineken Holding N.V.	45,100	1,326,242

Spain (2.0%)
Inditex S.A.	49,400	1,322,482

Sweden (2.5%)
Hennes & Mauritz AB	27,800	992,575
Telefonaktiebolaget LM Ericsson, Class B	192,000	658,297

		1,650,872

Switzerland (2.1%)
Nestle S.A.	5,100	$1,402,832

United Kingdom (11.4%)
BG Group plc	211,200	1,752,290
BP plc	153,096	1,696,760
Kingfisher plc	220,700	1,001,525
Morrison (Wm) Supermarkets	311,600	1,043,718
Reckitt Benckiser plc	45,100	1,357,793
Rio Tinto plc	20,400	680,972

		7,533,058

Total Investments (96.2%) (Cost $62,024,016)		63,655,590
Other Assets Less Liabilities (3.8%)		2,515,861

Net Assets (100.0%)		$66,171,451

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	15.4%
Consumer Staples	11.7
Energy	15.6
Financials	7.3
Health Care	12.8
Industrials	8.3
Information Technology	13.4
Materials	3.0
Telecommunications Services	3.6
Utilities	5.1
Cash and Other	3.8

100.0%

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$93,180,175
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$112,125,645

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,002,376
Aggregate gross unrealized depreciation	(482,894)

Net unrealized appreciation	$1,519,482

Federal income tax cost of investments	$62,136,108

For the nine months ended July 31, 2005, the Fund incurred approximately $19,092 as brokerage commissions with State Street Global Markets, an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $35,186,867 of which $1,978,902 expires in the year 2008, $14,426,348 expires in the year 2009, $9,766,643 expires in the year 2010, and $9,014,974 expires in the year 2011.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Certificates of Deposit (4.1%)
Bank of New York
3.36%, 2/23/06	$5,000,000	$5,000,069

Commercial Paper (12.3%)
CIT Group, Inc.
2.63%, 8/10/05(p)	5,000,000	4,996,350
Goldman Sachs Group
3.02%, 11/1/05 (p)	5,000,000	4,961,283
Skandinaviska Enskilda Banken
1.93%, 8/3/05 §(p)	5,000,000	4,999,197

Total Commercial Paper		14,956,830

Government Securities (68.4%)
Federal Farm Credit Bank
(Zero Coupon), 8/1/05 (o)	25,907,000	25,907,000
Federal Home Loan Bank
(Zero Coupon), 8/1/05 (o)	30,000,000	30,000,000
2.91%, 8/12/05 (o)(p)	20,000,000	19,980,628
Federal Home Loan Mortgage Corp.
3.51%, 10/7/05 (l)	7,400,000	7,400,000

Total Government Securities		83,287,628

Variable Rate Securities (16.3%)
Caterpillar Financial Services Corp.
3.84%, 7/9/05 (l)	4,000,000	4,000,000
General Electric Capital Corp.
3.51%, 5/17/06 (l)	3,850,000	3,850,000
Merrill Lynch & Co., Inc.
3.55%, 4/10/06 (l)	2,000,000	2,000,000
Morgan Stanley
3.51%, 8/15/05 (l)	4,000,000	4,000,232
Royal Bank of Canada
3.36%, 5/10/06 (l)	6,000,000	6,000,000

Total Variable Rate Securities		19,850,232

Total Investments (101.1%) (Amortized Cost $123,094,759)		123,094,759
Other Assets Less Liabilities (-1.1%)		(1,334,360)

Net Assets (100%)		$121,760,399

Federal Income Tax Cost of Investments		$123,094,759

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2005, the market value of these securities amounted to $4,999,197 or 4.11% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating rate security. Rate disclosed is as of July 31, 2005.

(o)	Discount Note Security. Effective rate calculated as of July 31, 2005.

(p)	Yield to Maturity.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (22.7%)
Asset Backed Securities (17.3%)
Amortizing Residential Collateral Trust, Series 02-BC10 A3
3.890%, 1/25/33 (l)	$583	$584
Amresco Residential Securities Mortgage Loan Trust, Series 98-2 M1F
6.745%, 6/25/28	105,417	105,130
Atherton Franchisee Loan Funding, Series 98-A A2
6.720%, 5/15/20 (b)	406,361	406,610
Bank One Issuance Trust, Series 02-C3 C3
3.760%, 8/15/08	500,000	499,627
Capital One Master Trust, Series 98-1 A
6.310%, 6/15/11	750,000	785,242
Capital One Multi-Asset Execution Trust, Series 03-C1 C1
5.938%, 3/15/11 (l)	250,000	263,366
Series 03-C2 C2
4.320%, 4/15/09	250,000	249,904
Centex Home Equity, Series 04-D MV3
4.460%, 9/25/34 (l)	750,000	755,908
Chase Credit Card Master Trust, Series 01-4 C
4.288%, 11/17/08 (b)(l)	750,000	755,654
Circuit City Credit Card Master Trust, Series 03-2 CTFS
7.388%, 4/15/11 (b)(l)	600,000	611,617
Citibank Credit Card Issuance Trust, Series 02-C3 C3
4.550%, 12/15/09 (l)	220,000	224,221
DVI Receivables Corp., Series 03-1 D1
5.310%, 3/12/11 †(l)	160,268	—
First National Master Note Trust, Series 03-1 C
4.988%, 8/15/08 (l)	500,000	502,919
Home Equity Asset Trust, Series 02-5 A3
3.980%, 5/25/33 (l)	22,609	22,657
Household Automotive Trust, Series 05-2 A3
4.370%, 5/17/10	500,000	498,515
John Deere Owner Trust, Series 04-A A4
3.020%, 3/15/11	700,000	681,309
Lehman ABS Manufactured Housing Contract, Series 01-B A3
4.350%, 5/15/14	173,156	168,376
Long Beach Mortgage Loan Trust, Series 03-1 M1
4.380%, 3/25/33 (l)	109,550	109,749
Morgan Stanley ABS Capital I, Series 04-HE4 M3
4.960%, 5/25/34 (l)	300,000	299,993
World Financial Network Credit Card Master Trust, Series 04-B C
4.038%, 7/15/10 (l)	600,000	600,883

		7,542,264

Non-Agency CMO (5.4%)
Bank of America Mortgage Securities, Series 03-B 2A2
4.413%, 3/25/33 (l)	$193,614	$192,399
Series 03-I 1A1
3.281%, 10/25/33 (l)	445,536	448,125
Series 04-A 1A1
3.486%, 2/25/34 (l)	701,005	696,831
Series 04-K 2A1
4.433%, 12/25/34 (l)	45,604	44,915
FFCA Secured Lending Corp. Series 98-1 A1B
6.730%, 7/18/13 (b)	207,626	212,349
Sequoia Mortgage Trust, Series 6A
3.737%, 4/19/27 (l)	192,836	191,741
Washington Mutual, Inc., Series 03-AR10 A4
4.075%, 10/25/33 (l)	550,000	545,130

		2,331,490

Total Asset-Backed and Mortgage-Backed Securities		9,873,754

Consumer Discretionary (6.1%)
Auto Components (1.8%)
BorgWarner, Inc.
7.000%, 11/1/06	750,000	766,235

Automobiles (0.7%)
DaimlerChrysler NA Holdings Corp.
3.890%, 5/24/06 (l)	300,000	300,874

Diversified Financial Services (1.3%)
Ford Motor Credit Co.
4.308%, 9/28/07 (l)	600,000	587,459

Household Durables (1.4%)
Lennar Corp.
3.780%, 8/20/07 (l)	600,000	601,557

Media (0.9%)
News America, Inc.
6.625%, 1/9/08	400,000	417,952

Total Consumer Discretionary		2,674,077

Consumer Staples (1.7%)
Beverages (1.7%)
PepsiCo, Inc.
3.200%, 5/15/07	750,000	736,107

Total Consumer Staples		736,107

Energy (1.0%)
Oil & Gas (1.0%)
Devon Energy Corp.
2.750%, 8/1/06	425,000	416,846

Total Energy		416,846

Financials (10.5%)
Commercial Banks (2.5%)
RBS Capital Trust IV
4.290%, 9/29/49 (l)	600,000	609,004
Wells Fargo & Co.
3.120%, 8/15/08	500,000	481,976

		1,090,980

Consumer Finance (3.9%)
Capital One Financial Corp.
8.750%, 2/1/07	450,000	476,850

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
General Motors Acceptance Corp.
4.500%, 7/15/06	$1,000,000	$991,758
John Deere Capital Corp.
3.625%, 5/25/07	250,000	246,660

		1,715,268

Diversified Financial Services (4.1%)
CIT Group, Inc.
3.660%, 9/20/07 (l)	700,000	701,553
Deluxe Corp.
3.500%, 10/1/07	400,000	388,339
International Lease Finance Corp.
5.625%, 6/1/07	670,000	681,864

		1,771,756

Total Financials		4,578,004

Government Securities (44.3%)
U.S. Government Agencies (16.1%)
Federal Home Loan Bank
3.375%, 2/15/08	1,650,000	1,610,738
Federal National Mortgage Association
2.750%, 8/11/06	500,000	493,108
3.875%, 5/15/07	800,000	795,694
4.576%, 5/1/33 (l)	512,354	508,725
3.694%, 6/1/34 (l)	402,942	399,490
4.275%, 7/1/34 (l)	401,067	401,009
4.562%, 4/1/35 (l)	980,737	980,018
4.658%, 5/1/35 (l)	979,672	979,687
4.910%, 6/1/35 (l)	852,890	857,643

		7,026,112

U.S. Treasuries (28.2%)
U.S. Treasury Notes
3.125%, 1/31/07	3,000,000	2,962,734
3.000%, 11/15/07	3,200,000	3,129,251
3.750%, 5/15/08	6,200,000	6,149,625

		12,241,610

Total Government Securities		19,267,722

Health Care (0.7%)
Pharmaceuticals (0.7%)
Pfizer, Inc.
2.500%, 3/15/07	300,000	291,748

Total Health Care		291,748

Industrials (3.5%)
Aerospace & Defense (1.0%)
Goodrich Corp.
6.450%, 12/15/07	420,000	436,228

Airlines (1.7%)
Delta Air Lines, Inc.
4.400%, 1/25/08 (l)	332,220	332,642
Southwest Airlines Co.
7.875%, 9/1/07	400,000	424,528

		757,170

Road & Rail (0.8%)
GATX Corp.
6.000%, 11/19/08	315,000	324,665

Total Industrials		1,518,063

Telecommunication Services (3.1%)
Diversified Telecommunication Services (1.9%)
Deutsche Telekom International
Finance B.V.
3.875%, 7/22/08	450,000	441,903
Sprint Capital Corp.
6.000%, 1/15/07	375,000	382,061

		823,964

Wireless Telecommunication Services (1.2%)
Cingular Wireless LLC
5.625%, 12/15/06	$500,000	$505,322

Total Telecommunication Services		1,329,286

Utilities (16.4%)
Electric Utilities (13.9%)
Northern States Power Co.
2.875%, 8/1/06	750,000	739,559
Virginia Electric & Power Co.
7.625%, 7/1/07	5,000,000	5,282,785

		6,022,344

Gas Utilities (2.5%)
Sempra Energy
4.621%, 5/17/07	500,000	499,834
3.754%, 5/21/08 (l)	600,000	602,606

		1,102,440

Total Utilities		7,124,784

Total Long-Term Debt Securities (110.0%) (Cost $48,270,479)		47,810,391

SHORT-TERM DEBT SECURITIES:
Time Deposit (1.5%)
JPMorgan Chase Nassau
2.77%, 8/1/05 (Amortized Cost $629,940)	629,940	629,940

Total Investments (111.5%) (Cost/Amortized Cost $48,900,419)		48,440,331
Other Assets Less Liabilities (-11.5%)		(4,991,398)

Net Assets (100%)		$43,448,933

†	Securities (totaling $0.00 or 0.0% of net assets) valued at fair value.

(b)	Illiquid security.

(l)	Floating rate security. Rate disclosed is as of July 31, 2005.

Glossary:

CMO — Collateralized Mortgage Obligation

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$24,305,741
U.S. Government securities	16,818,242

$41,123,983

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$16,750,720
U.S. Government securities	4,447,211

$21,197,931

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,770
Aggregate gross unrealized depreciation	(536,858)

Net unrealized depreciation	$(460,088)

Federal income tax cost of investments	$48,900,419

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.7%)
Auto Components (0.8%)
Gentex Corp.	48,700	$867,834

Hotels, Restaurants & Leisure (3.5%)
Alliance Gaming Corp.*	53,925	825,592
Nevada Gold & Casinos, Inc.*	42,200	457,026
Shuffle Master, Inc.*	95,375	2,558,911

		3,841,529

Household Durables (4.2%)
Tempur-Pedic International, Inc.*	113,100	1,946,451
Universal Electronics, Inc.*	151,150	2,750,930

		4,697,381

Internet & Catalog Retail (0.6%)
Blue Nile, Inc.*	21,175	704,281

Leisure Equipment & Products (1.6%)
SCP Pool Corp.	49,400	1,800,136

Media (1.8%)
Lions Gate Entertainment Corp.*	188,500	1,932,125

Specialty Retail (6.2%)
A.C. Moore Arts & Crafts, Inc.*	37,800	1,085,994
Build-A-Bear Workshop, Inc.*	43,825	1,051,800
Cabela’s, Inc., Class A*	73,100	1,611,124
Genesco, Inc.*	84,775	3,159,564

		6,908,482

Total Consumer Discretionary		20,751,768

Consumer Staples (2.2%)
Food Products (2.2%)
Delta & Pine Land Co.	90,700	2,426,225

Total Consumer Staples		2,426,225

Energy (12.6%)
Energy Equipment & Services (9.4%)
FuelCell Energy, Inc.*	31,875	315,563
Maverick Tube Corp.*	40,000	1,326,800
NS Group, Inc.*	41,100	1,744,695
Patterson-UTI Energy, Inc.	73,950	2,427,778
Tetra Technologies, Inc.*	17,950	715,667
Unit Corp.*	81,800	3,885,500

		10,416,003

Oil & Gas (3.2%)
Core Laboratories N.V.*	29,450	948,290
Enterra Energy Trust †	38,300	810,945
OMI Corp.	101,200	1,824,636

		3,583,871

Total Energy		13,999,874

Financials (3.0%)
Consumer Finance (0.9%)
Cash America International, Inc.	45,925	956,159

Diversified Financial Services (0.5%)
Primus Guaranty Ltd.*	44,300	602,037

Insurance (1.0%)
Philadelphia Consolidated Holdings Corp.*	13,625	1,131,147

Thrifts & Mortgage Finance (0.6%)
Bank Atlantic Bancorp, Inc., Class A	28,300	507,702
Harbor Florida Bancshares, Inc.	2,900	$111,302

		619,004

Total Financials		3,308,347

Health Care (24.2%)
Biotechnology (1.8%)
deCODE genetics, Inc.*	154,800	1,517,040
Dendreon Corp.*	84,500	496,860

		2,013,900

Health Care Equipment & Supplies (13.0%)
American Medical Systems Holdings, Inc.*	125,500	2,917,875
Arrow International, Inc.	42,825	1,347,275
Cooper Cos., Inc.	18,100	1,243,470
DJ Orthopedics, Inc.*	44,900	1,101,397
Inamed Corp.*	32,725	2,369,944
Respironics, Inc.*	92,400	3,501,960
SurModics, Inc.*	27,800	1,080,308
Thoratec Corp.*	49,900	824,348

		14,386,577

Health Care Providers & Services (7.3%)
American Healthways, Inc.*	50,475	2,249,671
Centene Corp.*	60,100	1,760,930
Eclipsys Corp.*	113,300	1,922,701
Horizon Health Corp.*	84,400	2,196,088

		8,129,390

Pharmaceuticals (2.1%)
Connetics Corp.*	60,450	1,131,019
Medicis Pharmaceutical Corp., Class A	35,525	1,205,008

		2,336,027

Total Health Care		26,865,894

Industrials (9.7%)
Commercial Services & Supplies (6.4%)
Corrections Corp. of America*	43,900	1,650,201
Duratek, Inc.*	85,625	2,131,635
Waste Connections, Inc.*	93,500	3,366,000

		7,147,836

Electrical Equipment (1.8%)
General Cable Corp.*	123,700	2,053,420

Machinery (1.5%)
Actuant Corp., Class A*	34,725	1,615,754

Total Industrials		10,817,010

Information Technology (23.8%)
Communications Equipment (2.7%)
C-COR, Inc.*	156,100	1,300,313
Tekelec*	102,775	1,707,093

		3,007,406

Computers & Peripherals (4.4%)
Applied Films Corp.*	82,750	2,173,842
McData Corp., Class A*	131,475	636,339
Unova, Inc.*	75,625	2,083,469

		4,893,650

Electronic Equipment & Instruments (3.8%)
Littelfuse, Inc.*	17,250	498,352
OYO Geospace Corp.*	32,750	628,800
Photon Dynamics, Inc.*	49,250	932,549
RadiSys Corp.*	124,400	2,157,096

		4,216,797

Internet Software & Services (1.6%)
eCollege.com, Inc.*	49,700	590,436
Internet Capital Group, Inc.*	180,530	1,233,020

		1,823,456

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (1.9%)
Global Payments, Inc.	32,200	$2,132,928

Semiconductors & Semiconductor Equipment (1.9%)
Integrated Device Technology, Inc.*	177,200	2,048,432

Software (7.5%)
Ansys, Inc.*	62,950	2,288,862
Datastream Systems, Inc.*	258,035	1,994,611
Factset Research Systems, Inc.	80,950	2,969,246
Netsmart Technologies, Inc.*	79,008	861,108
RADWARE Ltd.*	13,711	233,498

		8,347,325

Total Information Technology		26,469,994

Materials (4.2%)
Chemicals (1.1%)
Headwaters, Inc.*	30,050	1,284,637

Industrial Conglomerates (3.1%)
Aleris International, Inc.*	149,325	3,415,063

Total Materials		4,699,700

Telecommunication Services (1.3%)
Wireless Telecommunication Services (1.3%)
EMS Technologies, Inc.*	90,978	1,387,414

Total Telecommunication Services		1,387,414

Total Common Stocks (99.7%) (Cost $100,315,790)		110,726,226

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.5%)
JPMorgan Chase Nassau,
2.77%, 8/1/05 (Amortized Cost $527,054)	$527,054	$527,054

Total Investments (100.2%) (Cost/Amortized Cost $100,842,844)		111,253,280
Other Assets Less Liabilities (-0.2%)		(268,599)

Net Assets (100%)		$110,984,681

*	Non-income producing.

†	Securities (totaling $810,945 or 0.73% of net assets) valued at fair value.

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$141,558,891
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$150,164,374

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,916,915
Aggregate gross unrealized depreciation	(3,506,479)

Net unrealized appreciation	$10,410,436

Federal income tax cost of investments	$100,842,844

The Fund has a net capital loss carryforward of $13,056,557 of which $2,177,379 expires in the year 2009, $1,549,187 expires in the year 2010, and $9,329,991 expires in the year 2011.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE TAX-EXEMPT INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Alabama (3.8%)
Mobile Water & Sewer Commissioners
5.250%, 1/1/18	$1,000,000	$1,077,070

Arizona (3.9%)
Salt River Projects Agricultural Improvement & Power District
6.000%, 1/1/09	1,000,000	1,091,800

California (8.7%)
Hacienda La Puente Unified School District, Series B
5.250%, 8/1/23	1,200,000	1,302,624
Riverside Community College District
5.500%, 8/1/29	10,000	11,148
(Preferred)
5.500%, 8/1/29	990,000	1,136,708

		2,450,480

Colorado (6.1%)
Colorado Department of Transportation
6.000%, 6/15/15	1,000,000	1,126,130
Colorado Health Facilities Authority
5.500%, 9/1/16	550,000	599,368

		1,725,498

Florida (11.6%)
Coral Gables Health Facilities Authority
5.250%, 8/15/24	1,000,000	1,086,070
Miami-Dade County Expressway Authority
5.250%, 7/1/26	1,000,000	1,086,640
Tampa Water & Sewer, Series A
5.250%, 10/1/19	1,000,000	1,089,740

		3,262,450

Illinois (10.7%)
Chicago Skyway Toll Bridge
5.500%, 1/1/31	1,000,000	1,116,030
Cook County, Illinois, Series A
5.125%, 11/15/26	1,000,000	1,046,470
Metropolitan Pier & Exposition Authority
5.250%, 12/15/28	800,000	838,848

		3,001,348

Michigan (3.9%)
Michigan Municipal Bond Authority
5.750%, 10/1/16	1,000,000	1,107,320

Missouri (4.1%)
Missouri State Health & Educational Facilities Authority
5.500%, 10/1/15	1,000,000	1,141,230

Nevada (8.4%)
Clark County School District
5.500%, 6/15/13	1,300,000	1,461,213
Series B
7.000%, 6/1/11	750,000	885,952

		2,347,165

New York (3.9%)
New York State Dormitory Authority
5.250%, 7/1/30	1,000,000	1,091,500

Ohio (3.7%)
Hamilton County, Ohio Sales Tax
5.000%, 12/1/27	1,000,000	1,041,100

Pennsylvania (1.9%)
City of Erie, Series E
5.125%, 11/15/17	$500,000	$534,675

Puerto Rico (2.0%)
Puerto Rico Electric Power Authority
5.000%, 7/1/17	500,000	559,580

South Carolina (4.7%)
South Carolina State Public Service Authority, Series A
5.750%, 1/1/15	1,200,000	1,325,952

Tennessee (1.9%)
Dickson County
5.000%, 3/1/17	500,000	542,545

Texas (9.6%)
Harris County Health Facilities Development Corp., Series A
5.750%, 7/1/14	1,000,000	1,092,580
Houston Utilities System Revenue
5.250%, 5/15/25	1,500,000	1,610,040

		2,702,620

Virginia (3.8%)
Fairfax County Economic Development Authority
5.000%, 4/1/22	1,000,000	1,069,520

Washington (5.9%)
Washington State
6.400%, 6/1/17	500,000	599,260
Series B
5.000%, 1/1/27	1,000,000	1,044,520

		1,643,780

Total Long-Term Debt Securities (98.6%) (Cost/Amortized Cost $25,793,825)		27,715,633

Total Investments (98.6%) (Cost/Amortized Cost $25,793,825)		27,715,633
Other Assets Less Liabilities (1.4%)		399,037

Net Assets (100%)		$28,114,670

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE TAX-EXEMPT INCOME FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,826,320
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,433,779

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,921,808
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$1,921,808

Federal income tax cost of investments	$25,793,825

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

July 31, 2005 (Unaudited)

Note 1 Organization and Significant Accounting Policies

The AXA Enterprise Funds Trust (“Trust”) is a Delaware trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 13 Funds (each a “Fund” and together the “Funds”). The investment manager to each Fund is AXA Equitable Life Insurance Company (“Equitable” or the “Manager”). The day-to-day portfolio management of each Fund is provided by an investment sub-adviser (each an “Adviser”) selected by the Manager.

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

During the reporting period, each Fund had four classes of shares outstanding: Class A, Class B, Class C and Class Y. There are an unlimited number of shares with a par value of $0.001 authorized. Under the Trust’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

AXA Enterprise Deep Value Fund (formerly Enterprise Deep Value Fund) (advised by Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow”)) — Seeks total return through capital appreciation with income as a secondary consideration. Effective December 17, 2004, Barrow replaced Wellington Management Company LLP (“Wellington”).

AXA Enterprise Equity Income Fund (formerly Enterprise Equity Income Fund) (advised by Boston Advisors, Inc. (“Boston Advisors”)) — Seeks a combination of growth and income to achieve an above average and consistent total return.

AXA Enterprise Global Financial Services Fund (formerly Enterprise Global Financial Services Fund) (advised by Sanford C. Bernstein & Co., LLC) (an affiliate of Equitable)) — Seeks capital appreciation.

AXA Enterprise Global Socially Responsive Fund (formerly Enterprise Global Socially Responsive Fund) (advised by Rockefeller & Co., Inc.) — Seeks total return.

AXA Enterprise Government Securities Fund (formerly Enterprise Government Securities Fund) (advised by TCW Investment Management Company) — Seeks current income and safety of principal.

AXA Enterprise Growth Fund (formerly Enterprise Strategic Allocation Fund which merged with Enterprise Multi-Cap Growth Fund on July 29, 2005) ((advised by Montag & Caldwell, Inc. (“Montag”)) — Seeks capital appreciation.

AXA Enterprise Growth and Income Fund (formerly Enterprise Growth and Income Fund) (advised by UBS Global Asset Management (Americas), Inc. (“UBS”)) — Seeks total return through capital appreciation with income as a secondary consideration.

AXA Enterprise High-Yield Bond Fund (formerly Enterprise High-Yield Bond Fund) (advised by Caywood-Scholl Capital Management) — Seeks maximum current income.

AXA Enterprise International Growth Fund (formerly Enterprise International Growth Fund) (advised by Walter Scott & Partners Ltd.) — Seeks capital appreciation. Effective July 22, 2005, Walter Scoff & Partners Ltd. replaced SSgA Funds Management, Inc.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

July 31, 2005 (Unaudited)

AXA Enterprise Money Market Fund (formerly Enterprise Money Market Fund) (advised by J.P. Morgan Investment Management, Inc.) — Seeks the highest possible level of current income consistent with preservation of capital and liquidity.

AXA Enterprise Short Duration Bond Fund (formerly Enterprise Short Duration Bond Fund) (advised by Boston Advisors) — Seeks current income with reduced volatility of principal.

AXA Enterprise Small Company Growth Fund (formerly Enterprise Small Company Growth Fund) (advised by Eagle Asset Management, Inc. (“Eagle”)) — Seeks capital appreciation. Effective December 17, 2004, Eagle replaced William D. Witter, Inc.

AXA Enterprise Tax-Exempt Income Fund (formerly Enterprise Tax-Exempt Income Fund) (advised by MBIA Capital Management Corp.) — Seeks a high level of current income exempt from federal income tax, with consideration given to preservation of principal.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Directors (“Directors”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

July 31, 2005 (Unaudited)

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. The AXA Enterprise Money Market Fund values all short-term debt securities at amortized cost.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Directors.

Pursuant to procedures approved by the Directors, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Directors, in the Trust’s calculation of net asset values for each applicable Fund when the Trust’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Distributions of capital gains, if any, from each of the Funds, other than the Money Market Fund, are made at least annually. Dividends from net investment income, if any, for all Funds other than the fixed-income Funds, are declared and paid at least annually. Dividends from net investment income for the fixed-income Funds are declared daily and paid monthly. Dividends from net investment income and any net realized capital gains for the Money Market Fund are declared daily and paid or reinvested monthly in additional shares of the Money Market Fund at net asset value. Income distributions are paid out at the class level whereas capital gains are paid out at the Fund level.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

July 31, 2005 (Unaudited)

and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Funds, the Directors have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. For the nine months ended July 31, 2005, the Funds did not lend any securities.

Illiquid Securities:

At times, the Funds may hold, up to their SEC or prospectus defined limitations, illiquid securities that they may not be able to sell at their current fair value price. Although it is expected that the fair value represents the current realizable value on disposition of such securities, there is no guarantee that the Funds will be able to do so. In addition, the Funds may incur certain costs related to the disposition of such securities. Any securities the investment manager has deemed to be illiquid have been denoted as such in the Portfolios of Investments.

Repurchase Agreements:

Certain Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

July 31, 2005 (Unaudited)

that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Fund’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

July 31, 2005 (Unaudited)

Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Directors. Swaps agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at April 30, 2005.

Inflation Indexed Bonds:

The Funds may purchase inflation-indexed bonds which are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of the bond, interest will be paid based on a principal value adjusted for inflation. Any increase in the principal value is considered interest income, even though the Fund will not receive the principal until sold or until maturity.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

July 31, 2005 (Unaudited)

Dollar Roll Transactions:

Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities. None of the Funds had dollar roll transactions outstanding at July 31, 2005.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Enterprise Funds Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President

September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer

September 29, 2005

By:	/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer

September 29, 2005